Share capital, dividend and earnings/(loss) per share - Narrative (Details) SFr / shares in Units, SFr in Thousands, shares in Millions, $ in Millions					12 Months Ended
	Feb. 23, 2021 USD ($)	Feb. 23, 2021 SFr / shares	Nov. 10, 2020 CHF (SFr) shares	Nov. 19, 2019 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares
Earnings per share [abstract]
Share capital					$ 20	$ 20		SFr 20,000
Number of shares issued (in shares)					499.7			499.7
Nominal value (in CHF per share) | SFr / shares								SFr 0.04
Share capital, increase (decrease) in authorized amount | SFr			SFr 320	SFr 120
Number of additional shares authorized (in shares)			8.0	3.0
Treasury stock (in shares)					9.6			9.6
Dividends (per share) | SFr / shares		SFr 0.10
Dividends | $	$ 54
Basic (in shares)					490.0	489.0	488.2
Diluted (in shares)					493.4	489.0	488.2
Diluted weighted average shares adjustment (in shares)					3.4
Antidilutive securities excluded from computation (in shares)						2.8	1.9